Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 153,549,571.7
Previously Paid Amount	0
Total Fee Amount	23,508.44
Total Offset Amount	0
Net Fee	$ 23,508.44